UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07583

HSBC ADVISOR FUNDS TRUST
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

Value ($)
Affiliated Portfolio—100.0%
HSBC Opportunity Portfolio	125,503,825
TOTAL INVESTMENT SECURITIES — 100.0%	125,503,825

Percentages indicated are based on net assets of $125,448,106.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited)

	Shares	Value ($)
Common Stocks – 96.6%
Aerospace & Defense – 3.7%
BE Aerospace, Inc. (a)	57,600	2,259,648
TransDigm Group, Inc. (a)	23,930	2,952,005
		5,211,653
Biotechnology – 1.0%
Alkermes plc (a)	75,250	1,398,898
Building Products – 1.0%
Owens Corning, Inc. (a)	51,980	1,396,183
Capital Markets – 3.5%
Lazard Ltd., Class A	93,610	2,513,428
Raymond James Financial, Inc.	70,900	2,383,658
		4,897,086
Chemicals – 3.1%
Celanese Corp., Series A	36,940	1,408,522
Georgia Gulf Corp.	34,650	1,135,827
Westlake Chemical Corp.	29,525	1,752,604
		4,296,953
Commercial Banks – 3.2%
Comerica, Inc.	89,780	2,712,254
First Horizon National Corp.	1	8
First Republic Bank	56,580	1,840,547
		4,552,809
Commercial Services & Supplies – 1.8%
Waste Connections, Inc.	82,935	2,551,910
Communications Equipment – 1.4%
JDS Uniphase Corp. (a)	87,920	865,133
Riverbed Technology, Inc. (a)	59,740	1,053,813
		1,918,946
Containers & Packaging – 4.1%
Crown Holdings, Inc. (a)	77,200	2,771,480
Packaging Corp. of America	96,560	2,973,082
		5,744,562
Electrical Equipment – 3.0%
Hubbell, Inc., Class B	50,990	4,195,457
Electronic Equipment, Instruments & Components – 0.5%
Jabil Circuit, Inc.	32,350	701,995
Energy Equipment & Services – 2.0%
Rowan Cos. plc, Class A(a)	79,270	2,784,755
Food Products – 2.4%
Ralcorp Holdings, Inc. (a)	55,610	3,318,249
Health Care Equipment & Supplies – 5.4%
DENTSPLY International, Inc.	98,310	3,572,585
Hologic, Inc. (a)	111,060	2,056,831
IDEXX Laboratories, Inc. (a)	22,310	1,967,073
		7,596,489
Health Care Providers & Services – 2.6%
Coventry Health Care, Inc.	110,900	3,696,297
Household Durables – 1.2%
NVR, Inc. (a)	2,229	1,725,201
Insurance – 1.7%
Everest Re Group Ltd.	23,405	2,380,289
IT Services – 4.9%
Alliance Data Systems Corp. (a)	32,080	4,170,400
FleetCor Technologies, Inc. (a)	63,490	2,344,051
Syntel, Inc.	5,090	295,881
		6,810,332
Life Sciences Tools & Services – 1.5%
Mettler-Toledo International, Inc. (a)	13,460	2,083,608
Machinery – 6.3%
Crane Co.	57,634	2,247,726
Gardner Denver, Inc.	41,030	2,337,889
IDEX Corp.	60,150	2,294,723
The Timken Co.	54,810	1,984,122
		8,864,460
Oil, Gas & Consumable Fuels – 5.2%
Denbury Resources, Inc. (a)	177,720	2,687,126
Tesoro Corp. (a)	166,350	4,599,578
		7,286,704
Personal Products – 1.2%
Nu Skin Enterprises, Inc., Class A	32,890	1,677,719
Pharmaceuticals – 1.3%
Elan Corp. plc ADR (a)	163,800	1,891,890
Professional Services – 2.1%
IHS, Inc., Class A(a)	26,245	2,894,036
Real Estate Management & Development – 1.8%
Jones Lang LaSalle, Inc.	38,080	2,539,555
Road & Rail – 3.7%
Hertz Global Holdings, Inc. (a)	198,830	2,238,826
Landstar System, Inc.	53,630	2,649,858
Ryder System, Inc.	7,190	283,574
		5,172,258
Semiconductors & Semiconductor Equipment – 4.7%
NXP Semiconductors NV (a)	84,220	1,902,530
ON Semiconductor Corp. (a)	164,690	1,142,949
Skyworks Solutions, Inc. (a)	68,390	1,978,523
Teradyne, Inc. (a)	104,450	1,536,459
		6,560,461
Software – 6.0%
Fortinet, Inc. (a)	78,540	1,885,745
Informatica Corp. (a)	76,720	2,264,007
Nuance Communications, Inc. (a)	134,690	2,740,942
QLIK Technologies, Inc. (a)	76,500	1,530,000
		8,420,694
Specialty Retail – 11.2%
American Eagle Outfitters, Inc.	156,290	3,253,958
Foot Locker, Inc.	135,550	4,475,861
O’Reilly Automotive, Inc. (a)	15,420	1,322,111
Signet Jewelers Ltd.	64,930	2,851,725
Tractor Supply Co.	8,580	779,665

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2012 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Specialty Retail, continued
Williams-Sonoma, Inc.	84,690	2,942,977
		15,626,297
Textiles, Apparel & Luxury Goods – 0.9%
Michael Kors Holdings Ltd. (a)	30,450	1,257,281
Trading Companies & Distributors – 4.2%
Beacon Roofing Supply, Inc. (a)	25,690	681,042
United Rentals, Inc. (a)	74,810	2,162,757
WESCO International, Inc. (a)	53,580	2,984,942
		5,828,741
TOTAL COMMON STOCKS
(COST $121,199,508)		135,281,768
Investment Company – 5.1%
Northern Institutional
Government Select Portfolio,
Institutional Shares, 0.01% (b)	7,122,512	7,122,512

TOTAL INVESTMENT COMPANY
(COST $7,122,512)		7,122,512
TOTAL INVESTMENTS SECURITIES
(COST $130,231,515) — 101.7%		142,404,280

Percentages indicated are based on net assets of $140,050,066.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2012.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

Notes to Schedules of Portfolio Investments	July 31, 2012
(Unaudited)

1. Organization:

     The HSBC Advisor Fund Trust (formerly, HSBC Advisor Funds Trust) (the “Advisor Trust’’), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the “Act’’), as an open-end management investment company. The Advisor Trust is compromised of one operational fund, which is a diversified series of the HSBC Family of Funds (formerly, HSBC Investor Family of Funds) which also includes the HSBC Portfolios (formerly, HSBC Investor Portfolios) (the “Portfolios Trust”) and the HSBC Funds (formerly, HSBC Investor Funds) (collectively the “Trusts”). The Advisor Trust contains the following fund (“Feeder Fund”):

Fund	Short Name
HSBC Opportunity Fund (formerly HSBC	Opportunity Fund
Investor Opportunity Fund)

     Financial statements for all other funds of the Trusts are published separately.

     The HSBC Opportunity Portfolio (formerly, HSBC Investor Opportunity Portfolio) (“Portfolio”) is a diversified series of the Portfolios Trust. The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolio operates as a master fund in a master-feeder arrangement, in which other funds invest all or part of their investable assets in the Portfolio. The Portfolio also receives investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

     The Opportunity Fund utilizes the master-feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in its Portfolio (as defined below):

		Proportionate Ownership
		Interest on
Feeder Fund	Respective Portfolio	July 31, 2012
Opportunity Fund	HSBC Opportunity Portfolio	89.6%

     The Portfolio is a part of the HSBC Family of Funds, and like the Advisor Trust fund, is an open-end management investment company. The Portfolio’s Schedule of Portfolio Investments (“Schedule”) is published separately and should be read in conjunction with the Schedule of the Feeder Fund.

     Under the Advisor Trust’s and Portfolios Trust’s organizational documents, the Advisor Trust’s and Portfolios Trusts’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Fund and Portfolio. In addition, in the normal course of business, the Feeder Fund and Portfolio may enter into contracts with their service providers, which also provide for indemnifications by the Feeder Fund and Portfolio. The Feeder Fund’s and Portfolio’s maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Feeder Fund and Portfolio. However, based on experience, the Advisor Trust and Portfolios Trust expect that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Feeder Fund and the Portfolio in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

     The Feeder Fund and Portfolio record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

A. Feeder Fund

     The Feeder Fund records daily its pro-rate share of income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from its respective Portfolio.

B. Portfolio

     Investment transactions are accounted for not later than on the business day after trade date. However, for financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

3. Investment Valuation Summary

     The valuation techniques employed by the Feeder Fund and the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s and the Portfolio’s investments are summarized in the three broad levels listed below:

  Level 1—quoted prices in active markets for identical assets

  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Feeder Fund

     The Feeder Fund records its investments in its respective Portfolio at fair value which is typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, respectively, as more fully discussed below.

Portfolio

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts.

     For the period ended July 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     The following is a summary of the valuation inputs used as of July 31, 2012 in valuing the Feeder Fund’s and Portfolio’s investments based upon three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Opportunity Fund
Investment Securities:
Affiliated Portfolio(a)	-	125,503,825	-	125,503,825
Total Investment Securities	-	125,503,825	-	125,503,825

Opportunity Portfolio
Investment Securities:
Common Stocks(b)	135,281,768	-	-	135,281,768
Investment Company	7,122,512	-	-	7,122,512
Total Investment Securities	142,404,280	-	-	142,404,280

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.
(b)	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

4. Federal Income Tax Information:

     At July 31, 2012, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

Advisor Taxtable

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
Opportunity Portfolio	131,755,160	18,960,442	(8,311,322)	10,649,120

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Advisor Funds Trust

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2012

By (Signature and Title)*	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	September 21, 2012